Other income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other Income expenses [Abstract]
Summary of Other Income	Other income/(expenses)

(in €‘000)	2023	2022	2021
Government grants	602	213	2,037
Income from CO2 tickets	6,230	9,527	5,403
Net gain/(loss) on disposal of property, plant and equipment	(7,970)	(12,528)	(210)
Sublease rental income	200	200	200
Fair value gains/(losses) on derivatives (PPAs)	(7,442)	—	—
Fair value gains/(losses) on derivatives (purchase options)	—	3,856	2,900
Fair value gains/(losses) on pref. shares derivatives and net gain/(loss) on sale of pref. shares derivatives	—	(69)	—
Other items	1,777	2,525	523
Total	(6,603)	3,724	10,853